Inventories (Details) (USD $) In Millions, unless otherwise specified	Sep. 26, 2014	Sep. 27, 2013
Inventory, Net [Abstract]
Raw materials and supplies	$ 73.6	$ 68.8
Work in process	212.1	191.5
Finished goods	110.9	142.8
Inventories	$ 396.6	$ 403.1